Note 11 - Share Capital - Stock Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Number of shares, options outstanding	13,750,784	13,525,784	8,747,681
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 9 months 10 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.29
Number Exercisable, Options Exercisable	13,450,784
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.23
Range one [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	1,250,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	8 months 1 day
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.05
Number Exercisable, Options Exercisable	1,250,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.05
Range two [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	2,340,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	11 months 15 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.96
Number Exercisable, Options Exercisable	2,340,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.96
Range three [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	360,784
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 month 9 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.02
Number Exercisable, Options Exercisable	360,784
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.02
Range four [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 7 months 24 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 2.10
Number Exercisable, Options Exercisable	500,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 2.10
Range five [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	1,900,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 2 months 4 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.40
Number Exercisable, Options Exercisable	1,900,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.40
Range six [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	9 months
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.00
Number Exercisable, Options Exercisable	750,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.00
Range seven [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	150,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 3 months 18 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.75
Number Exercisable, Options Exercisable	150,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.75
Range eight [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	4,450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 8 months 8 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.76
Number Exercisable, Options Exercisable	4,450,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.76
Range nine [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	600,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 10 months 2 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.75
Number Exercisable, Options Exercisable	600,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.75
Range eleven [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 10 months 13 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.81
Number Exercisable, Options Exercisable	100,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.81
Range twelve [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 6 months 21 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.39
Number Exercisable, Options Exercisable	1,200,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 3.39
Range thirteen [member]
Statement Line Items [Line Items]
Number of shares, options outstanding	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 9 months 14 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.43
Number Exercisable, Options Exercisable	100,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 3.43